Pension plan obligations (Tables)	12 Months Ended
Dec. 31, 2023
Pension Plan Obligations
Schedule of pension plan benefits

	December 31, 2023			December 31, 2022
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Present value of the defined benefit obligations	(2,982,863)	(2,098,622)	(5,081,485)	(2,715,388)	(2,002,075)	(4,717,463)
Fair value of the plan’s assets	2,938,614	-	2,938,614	2,567,272	-	2,567,272

Total pension plan obligations (deficit)	(44,249)	(2,098,622)	(2,142,871)	(148,116)	(2,002,075)	(2,150,191)

Schedule of reconciliation of defined benefit obligations

	December 31, 2023			December 31, 2022
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Plan’s liabilities
Defined benefit obligation, beginning of the year	(2,715,388)	(2,002,075)	(4,717,463)	(2,764,027)	(2,192,062)	(4,956,089)
Current service cost	(41,440)	-	(41,440)	(35,020)	-	(35,020)
Interest costs	(307,777)	(225,220)	(532,997)	(231,745)	(176,953)	(408,698)
Actuarial (gains)/losses recorded as other comprehensive income	(120,934)	(85,372)	(206,306)	126,626	161,766	288,392
Benefits paid	202,676	214,045	416,721	188,778	205,174	393,952
Defined benefit obligation, end of the year	(2,982,863)	(2,098,622)	(5,081,485)	(2,715,388)	(2,002,075)	(4,717,463)

Plan’s assets
Fair value of the plan’s assets, beginning of the year	2,567,272	-	2,567,272	2,634,427	-	2,634,427
Expected return of the plan’s assets	294,788	-	294,788	221,079	-	221,079
Company’s contributions	40,898	-	40,898	39,377	-	39,377
Participants’ contributions	35,443	-	35,443	34,000	-	34,000
Benefits paid	(202,676)	-	(202,676)	(188,778)	-	(188,778)
Actuarial gains/(losses) recorded as other comprehensive income	202,889	-	202,889	(172,833)	-	(172,833)
Fair value of the plan’s assets, end of the year	2,938,614	-	2,938,614	2,567,272	-	2,567,272

Total pension plan obligations (deficit)	(44,249)	(2,098,622)	(2,142,871)	(148,116)	(2,002,075)	(2,150,191)

Schedule of (gains)/losses, due to changes in assumptions

	December 31, 2023			December 31, 2022			December 31, 2021
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total

Actuarial gains/(losses) on the obligations	(120,934)	(85,372)	(206,306)	126,626	161,766	288,392	414,823	330,337	745,160
Actuarial gains/(losses) on financial assets	202,889	-	202,889	(172,833)	-	(172,833)	(237,492)	-	(237,492)
Total gains/(losses)	81,955	(85,372)	(3,417)	(46,207)	161,766	115,559	177,331	330,337	507,668
Deferred income tax and social contribution	(27,864)	-	(27,864)	15,710	-	15,710	(60,292)	-	(60,292)
Equity valuation adjustments	54,091	(85,372)	(31,281)	(30,497)	161,766	131,269	117,039	330,337	447,376

Schedule of amounts recognized in income statement

	December 31, 2023			December 31, 2022			December 31, 2021
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Cost of service, net	5,997	-	5,997	1,020	-	1,020	2,227	-	2,227
Interest costs	307,777	225,220	532,997	231,745	176,953	408,698	205,707	158,244	363,951
Expected return of the plan’s assets	(294,788)	-	(294,788)	(221,079)	-	(221,079)	(184,687)	-	(184,687)
Amount received from the São Paulo State (undisputed)	-	(112,824)	(112,824)	-	(98,174)	(98,174)	-	(91,657)	(91,657)
Total expenses	18,986	112,396	131,382	11,686	78,779	90,465	23,247	66,587	89,834

Schedule of obligations maturity

	December 31, 2023
	G1 Plan	G0 Plan
Payment of benefits expected in 2024	223,156	190,425
Payment of benefits expected in 2025	215,853	177,004
Payment of benefits expected in 2026	207,437	167,075
Payment of benefits expected in 2027	197,606	156,583
Payment of benefits expected in 2028 or susbsequent years	2,138,811	1,407,535
Total	2,982,863	2,098,622
Duration	13.10 years	10.44 years

Schedule of actuarial assumptions

	December 31, 2023		December 31, 2022		December 31, 2021
	G1 Plan	G0 Plan	G1 Plan	G0 Plan	G1 Plan	G0 Plan
Discount rate – actual rate (NTN-B)	5.47% p.a.	5.37% p.a.	6.19% p.a.	6.15% p.a.	5.53% p.a.	5.26% p.a.
Inflation rate	3.90% p.a.	3.90% p.a.	5.31% p.a.	5.31% p.a.	3.00% p.a.	3.00% p.a.
Nominal wage growth rate	5.98% p.a.	5.98% p.a.	7.42% p.a.	7.42% p.a.	5.06% p.a.	5.06% p.a.
Mortality table	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000

Schedule of sensitivity analysis of the defined benefit pension plan assumptions

Impact on the present value of the defined benefit obligations
Assumption	Change in the assumption	G1	G0
Discount rate	Increase of 1.0%	Decrease of R$ 237,084	Decrease of R$ 166,803
	Decrease of 1.0%	Increase of R$ 257,540	Increase of R$ 181,195
Life expectation	Increase of 1 year	Increase of R$ 65,666	Increase of R$ 87,054
	Decrease of 1 year	Decrease of R$ 64,267	Decrease of R$ 83,281
Wage growth rate	Increase of 1.0%	Increase of R$ 40,556	Increase of R$ 580
	Decrease of 1.0%	Decrease of R$ 42,492	Decrease of R$ 608

Schedule of estimated expenses

2024
Cost of services, net	5,799
Interest costs	274,718
Net profitability on financial assets	(274,265)
Expenditures to be recognized by the Company	6,252

Schedule of plans assets

	December 31, 2023%		December 31, 2022%
Total fixed income	2,714,823	92.4	1,804,550	70.3
Total equities	15,715	0.5	136,582	5.3
Total structured investments	153,333	5.2	498,825	19.4
Other	54,743	1.9	127,315	5.0
Fair value of the plan’s assets	2,938,614	100	2,567,272	100

Schedule of estimated expenses for 2024

2024

Interest costs	189,274
Expenses to be recognized	189,274

Schedule of reconciliation of expenses with pension obligations

	December 31, 2023	December 31, 2022	December 31, 2021

G1 Plan (i)	18,986	11,686	23,247
G0 Plan (ii)	112,396	78,779	66,587
Sabesprev Mais Plan (iii)	27,403	25,371	22,406
VIVEST Plan (iv)	520	326	160
Subtotal	159,305	116,162	112,400
Capitalized	(3,303)	(3,359)	(4,118)
Other	6,603	5,684	5,527
Pension plan obligations (Note 29)	162,605	118,487	113,809